Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross goodwill			$ 2,471
Accumulated impairment losses			(2,118)
Goodwill [Roll Forward]
Goodwill	375	353
Acquisition	300	17
Adjustments to the allocation of purchase price		5
Foreign currency translation adjustments	16
Goodwill	691	375
North America
Goodwill [Line Items]
Gross goodwill			1,359
Accumulated impairment losses			(1,355)
Goodwill [Roll Forward]
Goodwill	5	4
Acquisition	296	1
Adjustments to the allocation of purchase price		0
Foreign currency translation adjustments	0
Goodwill	301	5
International
Goodwill [Line Items]
Gross goodwill			869
Accumulated impairment losses			(535)
Goodwill [Roll Forward]
Goodwill	355	334
Acquisition	4	16
Adjustments to the allocation of purchase price		5
Foreign currency translation adjustments	16
Goodwill	375	355
Truck Rental
Goodwill [Line Items]
Gross goodwill			243
Accumulated impairment losses			(228)
Goodwill [Roll Forward]
Goodwill	15	15
Acquisition	0	0
Adjustments to the allocation of purchase price		0
Foreign currency translation adjustments	0
Goodwill	$ 15	$ 15